Note 3 - Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of cash, cash equivalents, and term deposits [text block]
	December 31,	December 31,
	2020	2019
Cash and cash equivalents	$94,008	$72,360